UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21949

DWS Dreman Value Income Edge Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2007 (Unaudited)

DWS Dreman Value Income Edge Fund, Inc.

	Shares	Value ($)

Long Positions 146.9%
Common Stocks 64.9%
Consumer Discretionary 3.3%
Automobiles 0.3%
General Motors Corp. (a)	86,100	3,254,580
Hotels Restaurants & Leisure 0.5%
Centerplate, Inc. (IDS) (Units)	133,800	2,348,190
Royal Caribbean Cruises Ltd. (a)	64,200	2,759,316

		5,107,506
Household Durables 1.1%
D.R. Horton, Inc. (a)	122,000	2,431,460

Fortune Brands, Inc. (a)	34,400	2,833,528
Pulte Homes, Inc. (a)	103,300	2,319,085
Whirlpool Corp. (a)	31,900	3,547,280

		11,131,353
Media 1.1%
Cinram International Income Fund (Units)	364,300	9,233,607
Gannett Co., Inc. (a)	48,000	2,637,600

		11,871,207
Specialty Retail 0.3%
Home Depot, Inc. (a)	73,200	2,880,420
Consumer Staples 0.3%
Tobacco
Reynolds American, Inc. (a)	43,300	2,823,160
Energy 24.5%
Energy Equipment & Services 0.6%
ENSCO International, Inc. (a)	49,100	2,995,591
Noble Corp. (a)	34,100	3,325,432

		6,321,023
Oil, Gas & Consumable Fuels 23.9%
Anadarko Petroleum Corp. (a)	62,700	3,259,773
Apache Corp. (a)	38,400	3,133,056
ARC Energy Trust (Units)	766,900	15,651,167
Bonavista Energy Trust (Units)	606,500	17,422,108
BP Prudhoe Bay Royalty Trust	98,900	7,136,624
Chesapeake Energy Corp. (a)	86,600	2,996,360
Chevron Corp. (a)	36,300	3,057,912
ConocoPhillips (a)	38,900	3,053,650
Cresent Point Energy Trust (Units)	971,600	17,904,255
Devon Energy Corp. (a)	38,800	3,037,652
Double Hull Tankers, Inc. (a)	1,039,000	16,198,010
EOG Resources, Inc. (a)	37,500	2,739,750
Exxon Mobil Corp. (a)	35,600	2,986,128
Fairborne Energy Trust (Units)	2,638,500	20,582,901
Freehold Royalty Trust (Units)	592,300	8,078,967
Frontline Ltd.	222,700	10,210,795
Harvest Energy Trust (Units)	1,116,200	34,557,552
Hess Corp. (a)	47,300	2,788,808
Marathon Oil Corp. (a)	52,600	3,153,896
NAL Oil & Gas Trust (Units)	1,045,700	12,339,309
Noble Energy, Inc. (a)	44,300	2,763,877
Occidental Petroleum Corp. (a)	54,000	3,125,520
Pengrowth Energy Trust (Units)	1,333,500	25,456,515
Penn West Energy Trust (Units)	498,300	16,628,271
Tesoro Corp. (a)	55,200	3,154,680
XTO Energy, Inc. (a)	48,900	2,938,890

		244,356,426
Financials 24.9%
Capital Markets 1.6%
American Capital Strategies Ltd. (a)	60,900	2,589,468
Bear Stearns Companies, Inc. (a)	18,200	2,548,000
Lehman Brothers Holdings, Inc. (a)	38,400	2,861,568
Merrill Lynch & Co., Inc. (a)	32,700	2,733,066

Morgan Stanley (a)	34,300	2,877,084
The Goldman Sachs Group, Inc. (a)	13,000	2,817,750

		16,426,936
Commercial Banks 3.1%
BB&T Corp. (a)	65,900	2,680,812
Comerica, Inc. (a)	45,700	2,717,779
KeyCorp. (a)	71,900	2,468,327
Marshall & Ilsley Corp. (a)	58,300	2,776,829
National City Corp. (a)	72,900	2,429,028
PNC Financial Services Group, Inc. (a)	37,700	2,698,566
Regions Financial Corp. (a)	77,000	2,548,700
SunTrust Banks, Inc. (a)	32,100	2,752,254
UnionBanCal Corp. (a)	42,700	2,549,190
US Bancorp. (a)	77,400	2,550,330
Wachovia Corp. (a)	48,800	2,501,000
Wells Fargo & Co. (a)	78,800	2,771,396

		31,444,211
Consumer Finance 0.6%
Capital One Financial Corp. (a)	35,600	2,792,464
SLM Corp. (a)	65,800	3,788,764

		6,581,228
Diversified Financial Services 1.1%
Bank of America Corp. (a)	53,000	2,591,170
CIT Group, Inc. (a)	51,200	2,807,296
Citigroup, Inc. (a)	52,800	2,708,112
JPMorgan Chase & Co. (a)	56,100	2,718,045

		10,824,623
Insurance 6.1%
ACE Ltd.	47,100	2,944,692
Allstate Corp. (a)	44,900	2,761,799
Ambac Financial Group, Inc. (a)	31,100	2,711,609
American International Group, Inc. (a)	40,100	2,808,203
Assurant, Inc. (a)	50,600	2,981,352
Chubb Corp. (a)	52,100	2,820,694
CNA Financial Corp. (a)	62,800	2,994,932
Everest Re Group, Ltd. (a)	28,100	3,052,784
Genworth Financial, Inc. "A" (a)	77,000	2,648,800
Hartford Financial Services Group, Inc. (a)	28,500	2,807,535
Lincoln National Corp. (a)	39,900	2,830,905
Loews Corp. (a)	59,300	3,023,114
MBIA, Inc. (a)	41,400	2,575,908
MetLife, Inc. (a)	42,500	2,740,400
Progressive Corp. (a)	123,900	2,964,927
Prudential Financial, Inc. (a)	29,900	2,907,177
SAFECO Corp. (a)	40,500	2,521,530
The Travelers Companies, Inc. (a)	51,900	2,776,650
Torchmark Corp. (a)	41,600	2,787,200
Unum Group (a)	119,400	3,117,534
WR Berkley Corp. (a)	81,400	2,648,756
XL Capital Ltd. "A" (a)	38,800	3,270,452

		62,696,953
Real Estate Investment Trusts 11.8%
American Home Mortgage Investment Corp. (REIT)	314,300	5,776,834
Crystal River Capital, Inc. (REIT)	1,288,100	31,275,068

Deerfield Triarc Capital Corp. (REIT)	1,692,800	24,765,664
iStar Financial, Inc. (REIT) (a)	58,300	2,584,439
Jer Investors Trust, Inc. (REIT)	452,700	6,790,500
Newcastle Investment Corp. (REIT) (a)	750,500	18,815,035
Thornburg Mortgage, Inc. (REIT)	1,175,500	30,774,590

		120,782,130
Thrifts & Mortgage Finance 0.6%
Countrywide Financial Corp. (a)	79,800	2,900,730
Washington Mutual, Inc. (a)	66,700	2,844,088

		5,744,818
Health Care 0.5%
Biotechnology 0.2%
Amgen, Inc.* (a)	48,300	2,670,507
Pharmaceuticals 0.3%
Pfizer, Inc. (a)	106,800	2,730,876
Industrials 6.7%
Aerospace & Defense 0.3%
Goodrich Corp. (a)	52,600	3,132,856
Building Products 0.3%
Masco Corp. (a)	99,300	2,827,071
Commercial Services & Supplies 0.3%
R.R. Donnelley & Sons Co. (a)	73,500	3,197,985
Machinery 2.8%
Cummins, Inc. (a)	37,600	3,805,496
Eaton Corp. (a)	32,100	2,985,300
Ingersoll-Rand Co., Ltd. "A" (a)	62,700	3,437,214
New Flyer Industries, Inc. (IDS) (Units)	920,600	9,929,776
PACCAR, Inc. (a)	37,300	3,246,592
Parker Hannifin Corp. (a)	31,400	3,074,374
Wajax Income Fund (Units)	75,800	2,627,117

		29,105,869
Marine 2.0%
Eagle Bulk Shipping, Inc.	891,700	19,982,997
Road & Rail 1.0%
Contrans Income Fund (Units)	683,800	7,189,448
Norfolk Southern Corp. (a)	53,800	2,828,266

		10,017,714
Materials 2.4%
Chemicals 0.9%
Dow Chemical Co. (a)	58,000	2,564,760
Lyondell Chemical Co. (a)	86,800	3,222,016
PPG Industries, Inc. (a)	38,100	2,899,791

		8,686,567
Metals & Mining 1.5%
Alcoa, Inc. (a)	80,100	3,246,453
Freeport-McMoRan Copper & Gold, Inc. "B" (a)	41,900	3,470,158
Nucor Corp. (a)	41,500	2,433,975
Southern Copper Corp. (a)	37,900	3,572,454
United States Steel Corp. (a)	27,600	3,001,500

		15,724,540

Telecommunication Services 1.2%
Diversified Telecommunication Services 0.9%
Embarq Corp. (a)	48,200	3,054,434
FairPoint Communications, Inc.	217,600	3,862,400
Verizon Communications, Inc. (a)	72,300	2,976,591

		9,893,425
Wireless Telecommunication Services 0.3%
Sprint Nextel Corp. (a)	145,300	3,009,163
Utilities 1.1%
Electric Utilities 0.2%
Duke Energy Corp. (a)	132,400	2,422,920
Independent Power Producers & Energy Traders 0.6%
Primary Energy Recycling Corp. (EIS) (Units)	600,300	3,815,096
TXU Corp. (a)	41,400	2,786,220

		6,601,316
Multi-Utilities 0.3%
Sempra Energy (a)	43,500	2,576,505

Total Common Stocks Long Positions (Cost $626,828,962)		664,826,885
	Principal Amount ($)	Value ($)

Corporate Bonds 74.7%
Consumer Discretionary 20.2%
ArvinMeritor, Inc., 8.125%, 9/15/2015	17,000,000	16,468,750
Broder Brothers Co., Series B, 11.25%, 10/15/2010	10,025,000	9,887,156
Charter Communications Holdings LLC, 11.0%, 10/1/2015	8,000,000	8,350,000
General Motors Corp.:
7.2%, 1/15/2011	5,000,000	4,806,250
7.7%, 4/15/2016	6,000,000	5,580,000
8.8%, 3/1/2021	1,000,000	945,000
H&E Equipment Services, Inc., 8.375%, 7/15/2016	17,000,000	17,850,000
Hertz Corp., 10.5%, 1/1/2016	18,000,000	19,890,000
Libbey Glass, Inc., 12.385% **, 6/1/2011	23,000,000	25,415,000
Liberty Media LLC, 8.25%, 2/1/2030	5,300,000	5,140,025
Neiman-Marcus Group, Inc.:
9.0%, 10/15/2015 (PIK)	20,000,000	21,400,000
10.375%, 10/15/2015	8,000,000	8,800,000
Six Flags, Inc., 9.75%, 4/15/2013	15,000,000	14,118,750
Tenneco, Inc., 8.625%, 11/15/2014	3,000,000	3,090,000
Toys "R" Us, Inc.:
7.375%, 10/15/2018	5,000,000	4,212,500
7.875%, 4/15/2013	14,000,000	12,600,000
Travelport LLC, 11.875%, 9/1/2016	10,000,000	11,037,500
United Rentals North America, Inc., 7.75%, 11/15/2013	17,000,000	17,021,250

		206,612,181
Consumer Staples 3.3%
Alliance One International, Inc., 12.75%, 11/15/2012	5,395,000	6,015,425
Sally Holdings LLC, 144A, 9.25%, 11/15/2014	10,000,000	10,025,000
Swift & Co., 10.125%, 10/1/2009	16,878,000	17,504,680

		33,545,105
Energy 3.6%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014	16,750,000	17,043,125

Clayton Williams Energy, Inc., 7.75%, 8/1/2013	20,973,000	19,295,160

		36,338,285
Financials 10.5%
Compton Petroleum Finance Corp., 7.625%, 12/1/2013	25,000,000	24,687,500
Ford Motor Credit Co., 9.875%, 8/10/2011	10,000,000	10,496,330
Hexion US Financial Corp.:
9.75%, 11/15/2014	12,000,000	12,420,000
9.86% **, 11/15/2014	12,000,000	12,360,000
LaBranche & Co., Inc., 11.0%, 5/15/2012	10,000,000	10,600,000
Preferred Term Securities XIX Ltd., 144A, Income Note, 15.0% ***, 12/22/2035	2,500,000	2,008,825
Preferred Term Securities XVI Ltd., 144A, Income Note, 15.0% ***, 3/23/2035	3,900,000	3,202,159
Preferred Term Securities XVII Ltd., 144A, Income Note, 15.0% ***, 6/23/2035	3,750,000	2,778,006
Preferred Term Securities XVIII Ltd., 144A, Income Note, 15.0% ***, 9/23/2035	3,750,000	2,899,423
Preferred Term Securities XXI Ltd., 144A, Income Note, 15.0% ***, 3/22/2038	3,750,000	3,319,335
Preferred Term Securities XXIII Ltd., 144A, Income Note, 15.01% ***, 12/22/2036	3,750,000	3,382,020
Preferred Term Securities XXIV Ltd., 144A, Income Note, 15.07% ***, 3/22/2037	7,500,000	7,036,010
Wimar Opco Financial Corp., 144A, 9.625%, 12/15/2014	13,000,000	12,512,500

		107,702,108
Health Care 3.8%
HCA, Inc., 144A, 9.25%, 11/15/2016	24,500,000	26,092,500
Select Medical Corp., 11.08% **, 9/15/2015	3,000,000	2,797,500
Tenet Healthcare Corp., 9.875%, 7/1/2014	10,500,000	10,395,000

		39,285,000
Industrials 4.5%
Aramark Services, Inc., 5.0%, 6/1/2012	5,000,000	4,400,000
Casella Waste Systems, Inc., 9.75%, 2/1/2013	17,740,000	18,405,250
Ply Gem Industries, Inc., 9.0%, 2/15/2012	10,000,000	8,987,500
Quebecor World Capital Corp., 144A, 8.75%, 3/15/2016	14,500,000	14,282,500

		46,075,250
Information Technology 4.8%
Freescale Semiconductor, Inc.:
144A, 8.875%, 12/15/2014	13,500,000	12,892,500
144A, 10.125%, 12/15/2016	15,000,000	14,100,000
SunGard Data Systems, Inc.:
9.125%, 8/15/2013	14,000,000	14,332,500
10.25%, 8/15/2015	7,500,000	7,931,250

		49,256,250
Materials 17.5%
Abitibi-Consolidated Co. of Canada, 8.375%, 4/1/2015	11,000,000	9,625,000
Berry Plastics Holding Corp.:
8.875%, 9/15/2014	30,000,000	30,375,000
10.25%, 3/1/2016	3,000,000	3,000,000
Bowater, Inc., 9.375%, 12/15/2021	13,500,000	12,757,500
Crown Cork & Seal Co., Inc.:
7.375%, 12/15/2026	1,000,000	920,000
8.0%, 4/15/2023	20,394,000	19,680,210
Georgia Gulf Corp., 9.5%, 10/15/2014	7,500,000	7,462,500
Graham Packaging Co., Inc.:
8.5%, 10/15/2012	5,000,000	5,031,250
9.875%, 10/15/2014	20,000,000	20,225,000
Ineos Group Holdings PLC, 144A, 8.5%, 2/15/2016	30,500,000	29,813,750
Jefferson Smurfit Corp., 8.25%, 10/1/2012	12,500,000	12,406,250

Owens-Illinois, Inc., 7.8%, 5/15/2018	19,335,000	19,531,687
Smurfit-Stone Container Enterprises, 8.375%, 7/1/2012	3,000,000	3,003,750
Union Carbide Corp., 7.75%, 10/1/2096	5,000,000	5,075,640

		178,907,537
Telecommunication Services 6.0%
Hawaiian Telcom Communications, Inc., Series B, 12.5%, 5/1/2015	11,000,000	12,485,000
Level 3 Financing, Inc.:
144A, 8.75%, 2/15/2017	6,000,000	5,932,500
9.25%, 11/1/2014	12,000,000	12,120,000
12.25%, 3/15/2013	5,000,000	5,737,500
Nortel Networks Ltd., 144A, 10.75%, 7/15/2016	13,500,000	14,917,500
West Corp., 11.0%, 10/15/2016	10,000,000	10,450,000

		61,642,500
Utilities 0.5%
AES Eastern Energy LP, Series 99-B, 9.67%, 1/2/2029	4,090,000	5,100,353

Total Corporate Bonds (Cost $770,543,955)		764,464,569
	Shares	Value ($)

Closed-End Investment Companies 3.5%
Apollo Investment Corp. (a)	985,600	21,210,112
Evergreen Income Advantage Fund	902,668	12,727,619
Pioneer High Income Trust	115,300	1,970,477

Total Closed-End Investment Companies (Cost $37,046,990)		35,908,208
Cash Equivalents 3.8%
Cash Management QP Trust, 5.34% (b) (Cost $38,627,571)	38,627,571	38,627,571
	% of Net Assets	Value ($)

Total Long Positions (Cost $1,473,047,478)	146.9	1,503,827,233
Other Assets and Liabilities, Net	25.9	265,112,173
Notes Payable	(45.4)	(465,000,000)
Securities Sold Short	(27.4)	(280,302,944)

Net Assets	100.0	1,023,636,462
	Shares	Value ($)

Common Stocks Sold Short 27.4%
Consumer Discretionary 5.8%
Hotels Restaurants & Leisure 2.0%
Harrah's Entertainment, Inc.	32,000	2,728,320
Hilton Hotels Corp.	74,500	2,493,515
International Game Technology	67,000	2,659,900
Las Vegas Sands Corp.*	30,800	2,352,812
Marriott International, Inc. "A"	55,200	2,386,848
Starbucks Corp.*	86,000	2,256,640
Starwood Hotels & Resorts Worldwide, Inc.	41,600	2,790,112
Wynn Resorts Ltd.	28,100	2,520,289

		20,188,436
Household Durables 0.3%
Harman International Industries, Inc.	27,700	3,235,360

Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	68,400	4,679,244
IAC/InterActiveCorp.*	71,800	2,484,998
Liberty Media Corp. - Interactive "A"*	112,600	2,514,358

		9,678,600
Leisure Equipment & Products 0.3%
Eastman Kodak Co.	117,600	3,272,808
Media 1.6%
Comcast Corp. "A"*	104,400	2,935,728
Echostar Communications Corp. "A"*	62,900	2,727,973
Liberty Media Corp. - Capital "A"*	24,700	2,906,696
McGraw-Hill Companies, Inc.	42,500	2,893,400
News Corp. "A"	119,400	2,532,474
Time Warner, Inc.	135,100	2,842,504

		16,838,775
Multiline Retail 0.3%
Dollar General Corp.	127,400	2,792,608
Specialty Retail 0.3%
Tiffany & Co.	58,600	3,109,316
Consumer Staples 1.0%
Food & Staples Retailing 0.5%
Walgreen Co.	58,000	2,525,320
Whole Foods Market, Inc.	60,500	2,317,150

		4,842,470
Food Products 0.3%
William Wrigley Jr. Co.	53,000	2,931,430
Personal Products 0.2%
Avon Products, Inc.	72,700	2,671,725
Energy 1.7%
Energy Equipment & Services 0.3%
Transocean, Inc.*	33,100	3,507,938
Oil, Gas & Consumable Fuels 1.4%
Enterprise Products Partners LP	84,200	2,678,402
Kinder Morgan Energy Partners LP	50,700	2,798,133
Southwestern Energy Co.*	66,200	2,945,900
Ultra Petroleum Corp.*	51,000	2,817,240
Williams Companies, Inc.	94,300	2,981,766

		14,221,441
Financials 3.2%
Capital Markets 0.8%
BlackRock, Inc.	17,200	2,693,348
SEI Investments Co.	90,000	2,613,600
T. Rowe Price Group, Inc.	56,800)	2,947,352

		8,254,300
Diversified Financial Services 1.3%
Chicago Mercantile Exchange Holdings, Inc. "A"	5,100	2,725,236
Leucadia National Corp.	91,100	3,211,275
Moody's Corp.	43,700	2,718,140
Nymex Holdings, Inc.	20,100	2,525,163
NYSE Euronext*	27,900	2,053,998

		13,233,812

Real Estate Investment Trusts 0.6%
Archstone-Smith Trust (REIT)	50,900	3,008,699
AvalonBay Communities, Inc. (REIT)	21,300	2,532,144

		5,540,843
Real Estate Management & Development 0.3%
CB Richard Ellis Group, Inc. "A"*	78,200	2,854,300
Thrifts & Mortgage Finance 0.2%
Hudson City Bancorp., Inc.	198,500	2,425,670
Health Care 4.2%
Biotechnology 0.8%
Celgene Corp.*	50,900	2,918,097
Genentech, Inc.*	32,800	2,481,648
Gilead Sciences, Inc.*	71,600	2,775,932

		8,175,677
Health Care Equipment & Supplies 1.3%
Baxter International, Inc.	51,000	2,873,340
Biomet, Inc.	63,400	2,898,648
C.R. Bard, Inc.	33,900	2,801,157
St. Jude Medical, Inc.*	70,700	2,933,343
Varian Medical Systems, Inc.*	57,200	2,431,572

		13,938,060
Health Care Providers & Services 0.6%
Express Scripts, Inc.*	65,400	3,270,654
Medco Health Solutions, Inc.*	37,300	2,909,027

		6,179,681
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc.*	58,400	3,020,448
Waters Corp.*	46,900	2,783,984

		5,804,432
Pharmaceuticals 0.9%
Allergan, Inc.	48,800	2,812,832
Bristol-Myers Squibb Co.	97,400	3,073,944
Schering-Plough Corp.	107,600	3,275,344

		9,162,120
Industrials 1.9%
Aerospace & Defense 0.3%
Boeing Co.	30,100	2,894,416
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	56,400	2,962,128
Expeditors International of Washington, Inc.	65,500	2,705,150

		5,667,278
Airlines 0.2%
AMR Corp.*	87,900	2,316,165
Commercial Services & Supplies 0.2%
Monster Worldwide, Inc.*	56,300	2,313,930
Construction & Engineering 0.3%
Fluor Corp.	30,000	3,341,100
Road & Rail 0.3%
Hertz Global Holdings, Inc.*	114,900	3,052,893
Information Technology 6.4%
Communications Equipment 0.3%
QUALCOMM, Inc.	63,300	2,746,587

Computers & Peripherals 0.9%
Apple, Inc.*	28,900	3,526,956
EMC Corp.*	199,400	3,609,140
Network Appliance, Inc.*	73,900	2,157,880

		9,293,976
Internet Software & Services 1.4%
Akamai Technologies, Inc.*	54,400	2,646,016
eBay, Inc.*	81,200	2,613,016
Google, Inc. "A"*	5,800	3,035,604
VeriSign, Inc.*	107,600	3,414,148
Yahoo!, Inc.*	85,600	2,322,328

		14,031,112
IT Services 1.4%
Automatic Data Processing, Inc.	55,000	2,665,850
Broadridge Financial Solutions, Inc.*	13,750	262,900
Cognizant Technology Solutions Corp. "A"*	29,800	2,237,682
Electronic Data Systems Corp.	96,500	2,675,945
MasterCard, Inc. "A"	25,200	4,179,924
Paychex, Inc.	68,600	2,683,632

		14,705,933
Semiconductors & Semiconductor Equipment 1.3%
Broadcom Corp. "A"*	86,000	2,515,500
MEMC Electronic Materials, Inc.*	44,100	2,695,392
Microchip Technology, Inc.	74,900	2,774,296
Micron Technology, Inc.*	224,000	2,806,720
Xilinx, Inc.	105,000	2,810,850

		13,602,758
Software 1.1%
Adobe Systems, Inc.*	64,700	2,597,705
Autodesk, Inc.*	71,600	3,370,928
CA, Inc.	102,800	2,655,324
Electronic Arts, Inc.*	51,900	2,455,908

		11,079,865
Materials 2.3%
Chemicals 1.0%
Ecolab, Inc.	63,300	2,702,910
Monsanto Co.	49,600	3,349,984
The Mosaic Co.*	101,600	3,964,432

		10,017,326
Construction Materials 0.5%
Martin Marietta Materials, Inc.	19,900	3,224,198
Vulcan Materials Co.	23,200	2,657,328

		5,881,526
Metals & Mining 0.5%
Newmont Mining Corp.	62,900	2,456,874
Titanium Metals Corp.*	75,700	2,414,830

		4,871,704
Paper & Forest Products 0.3%
International Paper Co.	74,700	2,917,035
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.3%
Qwest Communications International, Inc.*	304,000	2,948,800

Wireless Telecommunication Services 0.3%
NII Holdings, Inc.*				36,300	2,930,862
Utilities 0.3%
Gas Utilities
Equitable Resources, Inc.				57,100	2,829,876

Total Common Stocks Sold Short (Proceeds $266,674,348)					280,302,944

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*					Non-income producing security.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of June 30, 2007.

***					Annualized yield at time of purchase; not a coupon rate.
(a)					Securities are pledged as collateral for short sales.
(b)					Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
EIS: Enhanced Income Security
IDS: Income Deposit Security
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of June 30, 2007, open future contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

Nasdaq 100 Index	9/20/2007	756	148,262,940	147,873,600	(389,340)
S&P 500 Index	9/20/2007	376	145,098,670	142,447,600	(2,651,070)
Total net unrealized depreciation					(3,040,410)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Value Income Edge Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Value Income Edge Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 8, 2007